GENERAL	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1 -	GENERAL

A.	Corporate information

IM Cannabis Corp. (the “Company” or “IMCC”) is listed for trading on the NASDAQ, commencing from March 1, 2021, under the ticker symbol “IMCC”. IMCC’s main office is in Kibbutz Glil-Yam, Israel. On June 2, 2025, the common shares of the Company have been voluntary delisted from trading on the Canadian Securities Exchange (the “CSE”).

The Company and its subsidiaries (collectively, the “Group”) operate as one reporting unit in geographical reporting segments (see also Note 21 below). Most of the Group’s revenue is generated from sales of medical cannabis products to customers in Israel and Germany. The remaining revenue is generated from sales of other products to customers in Israel and Germany.

In Israel, IMCC operates in the field of medical cannabis through several pharmacies and trade houses specializing in medical cannabis pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the “Dangerous Drugs Ordinance”) and the related regulations issued by IMCA.

In Europe, IMCC operates through German-based subsidiary which is an EU-GMP-certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage and distribution licenses granted by German regulatory authorities that allow for import or export capability with requisite permits.

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

For more information regarding the list of entities under the Group, see Note 3A below

B.	Definitions

In these financial statements:

The Company, or IMCC	-	IM Cannabis Corp.

The Group	-	IM Cannabis Corp., its Subsidiaries

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	-	Canadian Dollar

US$	-	United States dollar

EUR	-	EURO

NIS	-	New Israeli Shekel

C.	Impact of potential Germany's legalization of cannabis

In October 2025, the German federal cabinet approved a draft legislative amendment that, if enacted as currently proposed, would (i) require in-person physician consultations for the prescription of cannabis flowers and (ii) prohibit mail-order distribution of cannabis flowers within Germany, permitting delivery only via pharmacy couriers. The timing, scope and final form of such legislation remain uncertain.

If implemented, these changes could materially adversely affect the Company’s German operations, including by limiting distribution channels and reducing patient accessibility, which may, in turn, negatively impact revenues and operating results.

For more information regarding the impairment of intangible assets and goodwill allocated to the German and Israeli Cash-Generating Unit (the “CGU”), see Note 10 below.

D.	Liquidity and capital resources and going concern

The Company devotes substantially all its efforts to commercialization of its medical cannabis products, which are expected to require substantial further expenditures. Thus, the Company is raising capital for such purposes. As of December 31, 2025, the Group has negative working capital, accumulated deficit and total shareholders' deficit of $11,265, $270,210 and $3,730, respectively. In addition, during the year ended December 31, 2025, the Group had a loss from operating activities of $11,750.

During the periods reported, the Group’s operating expenses included various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditure, of which the Company executed a cost-saving plan, to allow the continuing of its operations and meet its cash obligations. The cost saving plan consisted of cost reduction due to efficiencies and synergies, which include mainly (i) reduction in payroll and headcount, (ii) reduction in compensation paid to key management personnel (including layoffs of key executives), (iii) operational efficiencies and reduced capital expenditures and (iv) establishing new and efficient supply chains to support its activities in the German region. In the periods reported, the Company continued to closely monitor its expenses.

Management plans to finance its operations through (i) sales of its medical cannabis products in Israel and on a larger scale in the German territory, resulting from Germany's legalization of cannabis on April 1, 2024, which facilitates the access to medical cannabis prescriptions for patients and legalizes non-profit social clubs starting July 1, 2024. However, the legislation in Germany might be subject to future changes that may have significant adverse effect of the Company (for more information regarding the potential change of Germany's legalization of cannabis, see Note 1C above), (ii) sales of equity and/or raising debts (including shelf registration statement on Form F-3 that was declared effective on July 11, 2025 by the U.S. Securities and Exchange Commission (“SEC”) and which allows the Company to register up to US$50,000 thousand (for more information regarding the registration of certain securities issued through private placement offering and a promissory notes offering, see Note 18B8 and 24B below) of certain equity and/or debt securities of the Company through prospectus supplement). However, there is no assurance that additional capital and financing will be available to the Group, and even if available, whether it will be on terms acceptable to the Group or in the required amounts and through (iii) exploring of additional business activities with the goal of enhancing long-term growth opportunities.

For more information regarding the funds raising through debts and/or capital transactions, see Notes 14, 15, 18B and 24 below, respectively.

These conditions raise uncertainties that cast significant doubt as to whether the Company will be able to continue as a going concern. The consolidated financial statements do not include any adjustments relating to recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

E.	Impact of continued interest rate on the Group's business activity

Following macroeconomic developments around the world that have taken place in recent years, there has been an increase in inflation rates in Israel and around the world. As part of the steps taken to curb the rise in prices, central banks around the world, including the Bank of Israel, began to raise the interest rate, mainly between 2022 through 2024.

The increase in the interest rate has a negative impact on the Company due to its liabilities towards bank institution and others that bear an interest rate at a variable rates. For more information regarding variable interest rates of loans received from bank institution and others, see Note 14 below.

F.	Impact of the security situation on the Group's business activity

On October 7, 2023, the State of Israel was attacked by the terrorist organization Hamas, and as a result, the State of Israel declared a state of war and a large-scale mobilization of reserves (the “War”). At the same time, a front of fighting also developed in the northern border against the terrorist organization Hezbollah, which led to extensive evacuation of residents. The War is an exceptional event with security and economic implications whose extent and outcomes are unpredictable. In response to the War, the State of Israel has taken significant steps to ensure the security of its residents, which have a considerable impact on economic and business activities in the country. The events of the War have led to a reduction in business activity in the economy and a significant slowdown in economic activity, affecting the business operations of entities in various circles of influence, among others due to the closure of factories in the south and north of the country, damage to infrastructure, long-term mobilization of reservists, and more. Potential fluctuations in commodity prices, foreign exchange rates, availability of materials, availability of manpower, local services, and difficulties in accessing local resources have affected and are expected to continue to affect entities whose main operations are in Israel. In addition, the state of warfare also affects the activities of entities that rely on foreign workers or on workers recruited for the purposes of the fighting, international trade, foreign companies in Israel, civil aviation, and more. As a result, the War has significant implications for the economy and imposes a considerable burden on the continuation of business activity and the functional and operational continuity of the entities.

In November 2024, a ceasefire was reached with the terrorist organization Hezbollah in the north of the country, but the War continued in other areas.

On June 13, 2025, the State of Israel launched operation “Rising Lion” against military targets in Iran, with a focus on the Iranian nuclear project. As a result, a state of emergency was declared in Israel, causing repercussions and restrictions on the Israeli economy, which included, inter alia, partial or complete closure of businesses, restrictions on gatherings in workplaces and in the education system, as well as a decrease in workforce due to reserve enlistment and a reduction in number of foreign workers. During the operation, a targeted American strike was carried out against Iran, after which, on June 24, 2025, a ceasefire was reached between the parties.

Following the above, in October 2025 a ceasefire agreement was signed with terrorist organization Hamas in Gaza and as a result, the fighting subsided on most fronts.

Subsequent to reported date, on February 28, 2026, Israel and the United States launched a joint attack against Iranian government targets, following which Iran responded with missile fire towards Israel and other countries in the region. As a result of the aforementioned, the Israeli government declared a special situation on the home front across the entire country, including restrictions on gatherings and a reduction in economic activity except for essential workplaces until March 26, 2026.

The Company's management is continuously monitoring the developments regarding the War and is acting in accordance with the guidelines of the various authorities. The Company suffered a negative impact from the War commencing the last quarter of 2023. The Company has experienced damage to its ability to function, affecting various aspects, including employees, supplies, imports, sales, and more.